Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Third parties	1,096,564	1,410,009	2,962,502	1,590,955
Related parties	269,706	346,800	616,800	233,280
Accounts receivable	1,366,270	1,756,809	3,579,302	1,824,235

Schedule of Aging Analysis of Accounts Receivable

As of December 31, 2025, 2024 and 2023, the aging analysis of accounts receivable, based on past due date is as follows:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Days past due:
Not past due	371,131	477,216	1,055,606	531,946
< 30 days	20,763	26,698	497,670	491,723
31-60 days	389,499	500,835	1,165,805	89,815
61-90 days	-	-	7,630	155,386
> 90days	584,877	752,060	852,591	555,365
	1,366,270	1,756,809	3,579,302	1,824,235